Related Party Transactions - Schedule of Net Assets Recorded by Partnership (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2014	Oct. 01, 2014	Mar. 28, 2013	Oct. 01, 2013	Apr. 02, 2012	May 14, 2012	Dec. 12, 2012
Related Party Transaction [Line Items]
Noncontrolling interest	$ (5,560)	$ (5,528)
Double A Acquisition [Member]
Related Party Transaction [Line Items]
Oil and natural gas properties, net			37,838
Asset retirement obligations			(908)
Other current liabilities			(722)
Total identifiable net assets			36,208
Wattenberg Acquisition [Member]
Related Party Transaction [Line Items]
Oil and natural gas properties, net				9,822
Asset retirement obligations				(149)
Total identifiable net assets				9,673
WHT Acquisition [Member]
Related Party Transaction [Line Items]
Oil and natural gas properties, net					192,280
Asset retirement obligations					(2,753)
Total identifiable net assets					106,674
Cash and cash equivalents					1,354
Accounts receivable					3,866
Short-term derivative instruments, net					1,206
Prepaid expenses and other current assets					98
Long-term derivative instruments, net					3,528
Accrued liabilities					(3,494)
Credit facilities					(89,300)
Other long-term liabilities					(111)
Cinco Group acquisition [Member]
Related Party Transaction [Line Items]
Oil and natural gas properties, net						457,439
Asset retirement obligations						(13,575)
Total identifiable net assets						297,627
Cash and cash equivalents						3,265
Accounts receivable						10,615
Short-term derivative instruments, net						(1,505)
Prepaid expenses and other current assets						1,824
Long-term derivative instruments, net						3,056
Accrued liabilities						(3,311)
Credit facilities						(151,690)
Other long-term liabilities						(265)
Other long-term assets						356
Accounts payable						(4,063)
Revenue payable						(4,519)
Tanos/Classic Properties [Member]
Related Party Transaction [Line Items]
Oil and natural gas properties, net							15,164
Asset retirement obligations							(466)
Total identifiable net assets							16,070
Short-term derivative instruments, net							715
Long-term derivative instruments, net							674
Accrued liabilities							(17)
East Texas Properties [Member]
Related Party Transaction [Line Items]
Oil and natural gas properties, net								31,716
Asset retirement obligations								(43)
Total identifiable net assets								34,569
Accounts receivable								612
Short-term derivative instruments, net								1,017
Long-term derivative instruments, net								1,337
Accrued liabilities								(70)
Beta [Member]
Related Party Transaction [Line Items]
Oil and natural gas properties, net									108,342
Asset retirement obligations									(58,746)
Total identifiable net assets									93,696
Cash and cash equivalents									6,021
Accounts receivable									16,284
Short-term derivative instruments, net									2,926
Prepaid expenses and other current assets									4,521
Accrued liabilities									(9,140)
Credit facilities									(28,500)
Accounts payable									(9,092)
Restricted investments									68,009
Deferred tax liability									(1,674)
Noncontrolling interest									$ (5,255)